Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Water Management Multisector ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Beverages — 1.9%
Coca-Cola Europacific Partners PLC	1,308	$120,061
Building Products — 5.5%
Astral Ltd.	5,242	91,837
Genuit Group PLC	10,745	58,336
Zurn Elkay Water Solutions Corp.	5,658	204,763
		354,936
Chemicals — 0.6%
Johnson Matthey PLC	1,640	38,046
Commercial Services & Supplies — 1.6%
China Everbright Environment Group Ltd.	163,000	80,710
ION Exchange India Ltd., NVS	3,462	22,044
		102,754
Construction & Engineering — 1.2%
Kyudenko Corp.	1,700	62,466
Welspun Enterprises Ltd.	2,054	12,136
		74,602
Construction Materials — 2.5%
Wienerberger AG	4,291	159,031
Electric Utilities — 3.1%
EDP SA	27,286	108,908
Enel Chile SA	269,157	19,515
Mercury NZ Ltd.	6,546	23,129
Verbund AG	614	47,974
		199,526
Electronic Equipment, Instruments & Components — 4.3%
Badger Meter Inc.	1,121	278,255
Food Products — 3.7%
Kellanova	1,581	130,638
McCormick & Co. Inc./MD, NVS	1,429	103,931
		234,569
Hotels, Restaurants & Leisure — 6.4%
Genting Singapore Ltd.	54,900	29,286
Marriott International Inc./MD, Class A	1,417	373,847
Melco International Development Ltd.(a)	3,000	1,275
Pierre Et Vacances SA, NVS(a)	2,212	3,598
		408,006
Independent Power and Renewable Electricity Producers — 1.6%
Auren Energia SA	5,579	9,637
China Yangtze Power Co. Ltd., Class A	12,800	53,605
Meridian Energy Ltd.	11,623	38,055
		101,297
Machinery — 19.6%
Energy Recovery Inc.(a)	2,319	29,243
Franklin Electric Co. Inc.	1,494	129,067
Kurita Water Industries Ltd.	4,000	149,251
Lindsay Corp.	366	51,020
METAWATER Co. Ltd.	1,200	17,828
Mueller Water Products Inc., Class A	5,976	146,591
Organo Corp.	1,100	58,802
Takuma Co. Ltd.	2,700	38,021
Watts Water Technologies Inc., Class A	1,046	253,258
Xylem Inc./New York	3,059	385,556
		1,258,637
Multi-Utilities — 4.9%
ACEA SpA	1,770	42,654
Security	Shares	Value
Multi-Utilities (continued)
Engie SA	12,701	$274,126
		316,780
Real Estate Management & Development — 0.1%
Amata Corp. PCL, NVDR	9,800	4,331
Semiconductors & Semiconductor Equipment — 27.5%
Analog Devices Inc.	1,539	329,315
ASE Technology Holding Co. Ltd.	27,000	122,845
Intel Corp.	16,230	317,297
Macronix International Co. Ltd.	20,000	14,148
NXP Semiconductors NV	1,380	263,759
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	382,728
Texas Instruments Inc.	1,831	334,798
		1,764,890
Trading Companies & Distributors — 6.0%
Core & Main Inc., Class A(a)(b)	6,980	382,574
Water Utilities — 8.3%
AlKhorayef Water & Power Technologies Co.	701	25,742
Athens Water Supply & Sewage Co. SA	442	2,954
Beijing Enterprises Water Group Ltd.	176,000	57,874
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	16,418	336,943
Cia de Saneamento de Minas Gerais Copasa MG	5,573	23,268
Cia De Sanena Do Parana	6,421	36,789
Inversiones Aguas Metropolitanas SA	19,834	18,342
Manila Water Co. Inc.	13,200	7,878
VA Tech Wabag Ltd.(a)	1,212	23,090
		532,880
Total Common Stocks — 98.8% (Cost: $5,706,467)		6,331,175
Preferred Stocks
Electric Utilities — 0.4%
Cia Paranaense de Energia - Copel, Preference Shares, NVS	10,550	23,371
Water Utilities — 0.4%
Cia. De Sanena Do Parana, Preference Shares, NVS	21,628	24,617
Total Preferred Stocks — 0.8% (Cost: $34,257)		47,988
Total Long-Term Investments — 99.6% (Cost: $5,740,724)		6,379,163
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)	314,482	314,608
Total Short-Term Securities — 4.9% (Cost: $314,608)		314,608
Total Investments — 104.5% (Cost: $6,055,332)		6,693,771
Liabilities in Excess of Other Assets — (4.5)%		(286,922)
Net Assets — 100.0%		$6,406,849

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Water Management Multisector ETF

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$314,613 (a)	$—	$(5)	$—	$314,608	314,482	$95 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	91	—
				$(5)	$—	$314,608		$186	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro Euro STOXX 50 Index	3	06/20/25	$18	$342
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,286,345	$2,044,830	$—	$6,331,175
Preferred Stocks	47,988	—	—	47,988

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Water Management Multisector ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$314,608	$—	$—	$314,608
	$4,648,941	$2,044,830	$—	$6,693,771
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$342	$—	$342

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares